Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust III
Entity Central Index Key	0001537140
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000161620
Shareholder Report [Line Items]
Fund Name	Counterpoint Tactical Equity Fund
Class Name	Class A
Trading Symbol	CPAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Counterpoint Tactical Equity Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637.
Additional Information Phone Number	1-844-273-8637
Additional Information Website	https://counterpointfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$88	1.69%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.69%
AssetsNet	$ 366,800,443
Holdings Count | Holding	269
Advisory Fees Paid, Amount	$ 1,759,037
InvestmentCompanyPortfolioTurnover	141.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$366,800,443
Number of Portfolio Holdings	269
Advisory Fee (net of waivers)	$1,759,037
Portfolio Turnover	141%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	38.7%
Exchange-Traded Funds	12.6%
Money Market Funds	9.5%
Purchased Options	0.4%
U.S. Government & Agencies	38.8%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	11.6%
Real Estate	0.2%
Future Option	0.4%
Collateral for Securities Loaned	0.7%
Utilities	1.0%
Communications	1.8%
Consumer Staples	1.8%
Health Care	2.2%
Materials	2.5%
Energy	2.6%
Financials	3.0%
Industrials	5.3%
Consumer Discretionary	6.0%
Money Market	7.7%
Technology	7.8%
Equity	11.1%
U.S. Treasury Obligations	34.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 4.200%, 06/12/25	13.5%
United States Treasury Bill, 4.085%, 09/25/25	13.4%
Counterpoint Quantitative Equity ETF	11.1%
Fidelity Treasury Portfolio, Class I	7.6%
United States Treasury Bill, 4.240%, 05/20/25	4.7%
United States Treasury Bill, 4.220%, 08/21/25	2.7%
S&P Emini 2nd Wee Apr25P 2EJ5P 5850 Index, 04/11/25 5850.0 Put	0.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	0.4%
Hertz Global Holdings, Inc.	0.2%
Perimeter Solutions, Inc.	0.2%

C000161621
Shareholder Report [Line Items]
Fund Name	Counterpoint Tactical Equity Fund
Class Name	Class C
Trading Symbol	CPCEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Counterpoint Tactical Equity Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637.
Additional Information Phone Number	1-844-273-8637
Additional Information Website	https://counterpointfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$127	2.44%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	2.44%
AssetsNet	$ 366,800,443
Holdings Count | Holding	269
Advisory Fees Paid, Amount	$ 1,759,037
InvestmentCompanyPortfolioTurnover	141.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$366,800,443
Number of Portfolio Holdings	269
Advisory Fee (net of waivers)	$1,759,037
Portfolio Turnover	141%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	38.7%
Exchange-Traded Funds	12.6%
Money Market Funds	9.5%
Purchased Options	0.4%
U.S. Government & Agencies	38.8%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	11.6%
Real Estate	0.2%
Future Option	0.4%
Collateral for Securities Loaned	0.7%
Utilities	1.0%
Communications	1.8%
Consumer Staples	1.8%
Health Care	2.2%
Materials	2.5%
Energy	2.6%
Financials	3.0%
Industrials	5.3%
Consumer Discretionary	6.0%
Money Market	7.7%
Technology	7.8%
Equity	11.1%
U.S. Treasury Obligations	34.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 4.200%, 06/12/25	13.5%
United States Treasury Bill, 4.085%, 09/25/25	13.4%
Counterpoint Quantitative Equity ETF	11.1%
Fidelity Treasury Portfolio, Class I	7.6%
United States Treasury Bill, 4.240%, 05/20/25	4.7%
United States Treasury Bill, 4.220%, 08/21/25	2.7%
S&P Emini 2nd Wee Apr25P 2EJ5P 5850 Index, 04/11/25 5850.0 Put	0.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	0.4%
Hertz Global Holdings, Inc.	0.2%
Perimeter Solutions, Inc.	0.2%

C000161622
Shareholder Report [Line Items]
Fund Name	Counterpoint Tactical Equity Fund
Class Name	Class I
Trading Symbol	CPIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Counterpoint Tactical Equity Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637.
Additional Information Phone Number	1-844-273-8637
Additional Information Website	https://counterpointfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$75	1.44%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.44%
AssetsNet	$ 366,800,443
Holdings Count | Holding	269
Advisory Fees Paid, Amount	$ 1,759,037
InvestmentCompanyPortfolioTurnover	141.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$366,800,443
Number of Portfolio Holdings	269
Advisory Fee (net of waivers)	$1,759,037
Portfolio Turnover	141%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	38.7%
Exchange-Traded Funds	12.6%
Money Market Funds	9.5%
Purchased Options	0.4%
U.S. Government & Agencies	38.8%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	11.6%
Real Estate	0.2%
Future Option	0.4%
Collateral for Securities Loaned	0.7%
Utilities	1.0%
Communications	1.8%
Consumer Staples	1.8%
Health Care	2.2%
Materials	2.5%
Energy	2.6%
Financials	3.0%
Industrials	5.3%
Consumer Discretionary	6.0%
Money Market	7.7%
Technology	7.8%
Equity	11.1%
U.S. Treasury Obligations	34.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 4.200%, 06/12/25	13.5%
United States Treasury Bill, 4.085%, 09/25/25	13.4%
Counterpoint Quantitative Equity ETF	11.1%
Fidelity Treasury Portfolio, Class I	7.6%
United States Treasury Bill, 4.240%, 05/20/25	4.7%
United States Treasury Bill, 4.220%, 08/21/25	2.7%
S&P Emini 2nd Wee Apr25P 2EJ5P 5850 Index, 04/11/25 5850.0 Put	0.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	0.4%
Hertz Global Holdings, Inc.	0.2%
Perimeter Solutions, Inc.	0.2%

C000146567
Shareholder Report [Line Items]
Fund Name	Counterpoint Tactical Income Fund
Class Name	Class A
Trading Symbol	CPATX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Counterpoint Tactical Income Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-273-8637
Additional Information Website	https://counterpointfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$85	1.69%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.69%
AssetsNet	$ 1,978,781,018
Holdings Count | Holding	158
Advisory Fees Paid, Amount	$ 11,803,171
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,978,781,018
Number of Portfolio Holdings	158
Advisory Fee (net of waivers)	$11,803,171
Portfolio Turnover	28%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	5.7%
Exchange-Traded Funds	17.1%
Money Market Funds	5.7%
Open End Funds	59.3%
U.S. Government & Agencies	12.2%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-3.0%
Health Care	0.2%
Utilities	0.2%
Real Estate	0.2%
Consumer Staples	0.2%
Financials	0.4%
Energy	0.4%
Technology	0.5%
Money Market	0.5%
Industrials	0.6%
Materials	0.7%
Consumer Discretionary	1.1%
Communications	1.4%
Collateral for Securities Loaned	5.3%
U.S. Treasury Obligations	12.6%
Fixed Income	78.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Advisor Floating Rate High Income Fund, Class I	15.6%
PIMCO High Yield Fund, Institutional Class	10.7%
Blackrock Series Fund V-BlackRock High Yield, Institutional Class	10.6%
PGIM High Yield Fund, Class Z	8.4%
iShares Broad USD High Yield Corporate Bond ETF	7.4%
BlackRock Floating Rate Income Portfolio, Institutional Class	6.5%
JPMorgan High Yield Fund, Class I	5.3%
Invesco Senior Loan ETF	5.2%
United States Treasury Bill, 4.220%, 04/29/25	4.0%
United States Treasury Bill, 4.250%, 04/17/25	2.6%

C000146568
Shareholder Report [Line Items]
Fund Name	Counterpoint Tactical Income Fund
Class Name	Class C
Trading Symbol	CPCTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Counterpoint Tactical Income Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-273-8637
Additional Information Website	https://counterpointfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$122	2.44%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	2.44%
AssetsNet	$ 1,978,781,018
Holdings Count | Holding	158
Advisory Fees Paid, Amount	$ 11,803,171
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,978,781,018
Number of Portfolio Holdings	158
Advisory Fee (net of waivers)	$11,803,171
Portfolio Turnover	28%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	5.7%
Exchange-Traded Funds	17.1%
Money Market Funds	5.7%
Open End Funds	59.3%
U.S. Government & Agencies	12.2%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-3.0%
Health Care	0.2%
Utilities	0.2%
Real Estate	0.2%
Consumer Staples	0.2%
Financials	0.4%
Energy	0.4%
Technology	0.5%
Money Market	0.5%
Industrials	0.6%
Materials	0.7%
Consumer Discretionary	1.1%
Communications	1.4%
Collateral for Securities Loaned	5.3%
U.S. Treasury Obligations	12.6%
Fixed Income	78.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Advisor Floating Rate High Income Fund, Class I	15.6%
PIMCO High Yield Fund, Institutional Class	10.7%
Blackrock Series Fund V-BlackRock High Yield, Institutional Class	10.6%
PGIM High Yield Fund, Class Z	8.4%
iShares Broad USD High Yield Corporate Bond ETF	7.4%
BlackRock Floating Rate Income Portfolio, Institutional Class	6.5%
JPMorgan High Yield Fund, Class I	5.3%
Invesco Senior Loan ETF	5.2%
United States Treasury Bill, 4.220%, 04/29/25	4.0%
United States Treasury Bill, 4.250%, 04/17/25	2.6%

C000146569
Shareholder Report [Line Items]
Fund Name	Counterpoint Tactical Income Fund
Class Name	Class I
Trading Symbol	CPITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Counterpoint Tactical Income Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-273-8637
Additional Information Website	https://counterpointfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$72	1.44%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.44%
AssetsNet	$ 1,978,781,018
Holdings Count | Holding	158
Advisory Fees Paid, Amount	$ 11,803,171
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,978,781,018
Number of Portfolio Holdings	158
Advisory Fee (net of waivers)	$11,803,171
Portfolio Turnover	28%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	5.7%
Exchange-Traded Funds	17.1%
Money Market Funds	5.7%
Open End Funds	59.3%
U.S. Government & Agencies	12.2%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-3.0%
Health Care	0.2%
Utilities	0.2%
Real Estate	0.2%
Consumer Staples	0.2%
Financials	0.4%
Energy	0.4%
Technology	0.5%
Money Market	0.5%
Industrials	0.6%
Materials	0.7%
Consumer Discretionary	1.1%
Communications	1.4%
Collateral for Securities Loaned	5.3%
U.S. Treasury Obligations	12.6%
Fixed Income	78.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Advisor Floating Rate High Income Fund, Class I	15.6%
PIMCO High Yield Fund, Institutional Class	10.7%
Blackrock Series Fund V-BlackRock High Yield, Institutional Class	10.6%
PGIM High Yield Fund, Class Z	8.4%
iShares Broad USD High Yield Corporate Bond ETF	7.4%
BlackRock Floating Rate Income Portfolio, Institutional Class	6.5%
JPMorgan High Yield Fund, Class I	5.3%
Invesco Senior Loan ETF	5.2%
United States Treasury Bill, 4.220%, 04/29/25	4.0%
United States Treasury Bill, 4.250%, 04/17/25	2.6%

C000200261
Shareholder Report [Line Items]
Fund Name	Counterpoint Tactical Municipal Fund
Class Name	Class A
Trading Symbol	TMNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Counterpoint Tactical Municipal Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637.
Additional Information Phone Number	1-844-273-8637
Additional Information Website	https://counterpointfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.18%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.18%
AssetsNet	$ 304,333,536
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 1,071,841
InvestmentCompanyPortfolioTurnover	146.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$304,333,536
Number of Portfolio Holdings	17
Advisory Fee	$1,071,841
Portfolio Turnover	146%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	86.9%
Open End Funds	13.0%
Purchased Options	0.1%

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.0%
Future Option	0.1%
Fixed Income	12.7%
Money Market Funds	85.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
BlackRock Liquidity Funds MuniCash, Institutional Class	85.2%
Nuveen High Yield Municipal Bond Fund, Class I	6.4%
Goldman Sachs High Yield Municipal Fund, Institutional Class	2.6%
Invesco Rochester Municipal Opportunities Fund, Class Y	2.4%
AB High Income Municipal Portfolio, Advisor Class	1.0%
PIMCO High Yield Municipal Bond Fund, Institutional Class	0.3%
CDX North American High Yield Index Version 1 Series 43 Swaption, 07/16/25 105.0	0.1%
U.S. Long Bond Future, 06/20/25 116.0 Put	0.1%
American High-Income Municipal Bond Fund, Class F-3	0.0%
T Rowe Price Tax-Free High Yield Fund, Inc., Class I	0.0%

C000200262
Shareholder Report [Line Items]
Fund Name	Counterpoint Tactical Municipal Fund
Class Name	Class C
Trading Symbol	TMNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Counterpoint Tactical Municipal Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637.
Additional Information Phone Number	1-844-273-8637
Additional Information Website	https://counterpointfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$94	1.93%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.93%
AssetsNet	$ 304,333,536
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 1,071,841
InvestmentCompanyPortfolioTurnover	146.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$304,333,536
Number of Portfolio Holdings	17
Advisory Fee	$1,071,841
Portfolio Turnover	146%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	86.9%
Open End Funds	13.0%
Purchased Options	0.1%

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.0%
Future Option	0.1%
Fixed Income	12.7%
Money Market Funds	85.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
BlackRock Liquidity Funds MuniCash, Institutional Class	85.2%
Nuveen High Yield Municipal Bond Fund, Class I	6.4%
Goldman Sachs High Yield Municipal Fund, Institutional Class	2.6%
Invesco Rochester Municipal Opportunities Fund, Class Y	2.4%
AB High Income Municipal Portfolio, Advisor Class	1.0%
PIMCO High Yield Municipal Bond Fund, Institutional Class	0.3%
CDX North American High Yield Index Version 1 Series 43 Swaption, 07/16/25 105.0	0.1%
U.S. Long Bond Future, 06/20/25 116.0 Put	0.1%
American High-Income Municipal Bond Fund, Class F-3	0.0%
T Rowe Price Tax-Free High Yield Fund, Inc., Class I	0.0%

C000200263
Shareholder Report [Line Items]
Fund Name	Counterpoint Tactical Municipal Fund
Class Name	Class I
Trading Symbol	TMNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Counterpoint Tactical Municipal Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637.
Additional Information Phone Number	1-844-273-8637
Additional Information Website	https://counterpointfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.93%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.93%
AssetsNet	$ 304,333,536
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 1,071,841
InvestmentCompanyPortfolioTurnover	146.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$304,333,536
Number of Portfolio Holdings	17
Advisory Fee	$1,071,841
Portfolio Turnover	146%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	86.9%
Open End Funds	13.0%
Purchased Options	0.1%

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.0%
Future Option	0.1%
Fixed Income	12.7%
Money Market Funds	85.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
BlackRock Liquidity Funds MuniCash, Institutional Class	85.2%
Nuveen High Yield Municipal Bond Fund, Class I	6.4%
Goldman Sachs High Yield Municipal Fund, Institutional Class	2.6%
Invesco Rochester Municipal Opportunities Fund, Class Y	2.4%
AB High Income Municipal Portfolio, Advisor Class	1.0%
PIMCO High Yield Municipal Bond Fund, Institutional Class	0.3%
CDX North American High Yield Index Version 1 Series 43 Swaption, 07/16/25 105.0	0.1%
U.S. Long Bond Future, 06/20/25 116.0 Put	0.1%
American High-Income Municipal Bond Fund, Class F-3	0.0%
T Rowe Price Tax-Free High Yield Fund, Inc., Class I	0.0%